Employee Benefits and Other Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Changes in Benefit Obligation and Fair Value of Plan Assets	Table 21.1 presents the changes in the benefit obligation and the fair value of plan assets, the funded status, and the amounts recognized on the consolidated balance sheet. At both December 31, 2020 and 2019, changes in the benefit obligation for the qualified plans were primarily driven by the changes in the actuarial losses due to a decrease in the discount rates.
Table 21.1: Changes in Benefit Obligation and Fair Value of Plan Assets

	December 31, 2020			December 31, 2019
	Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Change in benefit obligation:
Benefit obligation at beginning of year	$11,116	572	525	10,129	557	555
Service cost	14	—	—	11	—	—
Interest cost	325	16	16	419	22	23
Plan participants’ contributions	—	—	43	—	—	44
Actuarial loss (gain)	1,205	25	(15)	1,229	49	(11)
Benefits paid	(706)	(57)	(78)	(672)	(57)	(86)
Settlements, Curtailments, and Amendments	(1)	—	—	(2)	—	—
Foreign exchange impact	3	—	—	2	1	—
Benefit obligation at end of year	11,956	556	491	11,116	572	525

Change in plan assets:
Fair value of plan assets at beginning of year	10,763	—	540	9,477	—	511
Actual return on plan assets	1,291	—	38	1,758	—	64
Employer contribution	712	57	6	199	57	7
Plan participants’ contributions	—	—	43	—	—	44
Benefits paid	(706)	(57)	(78)	(672)	(57)	(86)
Settlement	(1)	—	—	(1)	—	—
Foreign exchange impact	2	—	—	2	—	—
Fair value of plan assets at end of year	12,061	—	549	10,763	—	540
Funded status at end of year	$105	(556)	58	(353)	(572)	15
Amounts recognized on the consolidated balance sheet at end of year:
Assets	$181	—	84	1	—	44
Liabilities	(76)	(556)	(26)	(354)	(572)	(29)

Plans with Benefit Obligations in Excess of Plan Assets

Table 21.2 provides information for pension and post retirement plans with benefit obligations in excess of plan assets.

Table 21.2: Plans with Benefit Obligations in Excess of Plan Assets

	December 31, 2020		December 31, 2019
(in millions)	Pension Benefits	Other Benefits	Pension Benefits	Other Benefits
Projected benefit obligation	$715	N/A	11,653	N/A
Accumulated benefit obligation	684	26	11,634	29
Fair value of plan assets	82	—	10,727	—

Net Periodic Benefit Cost and Other Comprehensive Income
Table 21.3 presents the components of net periodic benefit cost and other comprehensive income (OCI). Service cost is reported in personnel expense and all other components of net periodic benefit cost are reported in other noninterest expense on the consolidated statement of income.

Table 21.3: Net Periodic Benefit Cost and Other Comprehensive Income

	December 31, 2020			December 31, 2019			December 31, 2018
	Pension benefits			Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Service cost	$14	—	—	11	—	—	11	—	—
Interest cost	325	16	16	419	22	23	392	21	21
Expected return on plan assets	(603)	—	(21)	(567)	—	(28)	(641)	—	(31)
Amortization of net actuarial loss (gain)	157	14	(19)	148	10	(17)	131	14	(18)
Amortization of prior service credit	—	—	(10)	—	—	(10)	—	—	(10)
Settlement loss	121	3	—	—	2	—	134	2	—
Net periodic benefit cost	14	33	(34)	11	34	(32)	27	37	(38)
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	517	25	(32)	38	49	(47)	445	(27)	15
Amortization of net actuarial gain (loss)	(157)	(14)	19	(148)	(10)	17	(131)	(14)	18
Prior service cost	—	—	—	—	—	—	1	—	—
Amortization of prior service credit	—	—	10	—	—	10	—	—	10
Settlement	(121)	(3)	—	—	(2)	—	(134)	(2)	—
Total recognized in other comprehensive income	239	8	(3)	(110)	37	(20)	181	(43)	43
Total recognized in net periodic benefit cost and other comprehensive income	$253	41	(37)	(99)	71	(52)	208	(6)	5

Benefits Recognized in Cumulative OCI
Table 21.4 provides the amounts recognized in cumulative OCI (pre-tax).

Table 21.4: Benefits Recognized in Cumulative OCI

	December 31, 2020			December 31, 2019
	Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Net actuarial loss (gain)	$3,465	194	(370)	3,226	186	(357)
Net prior service cost (credit)	1	—	(136)	1	—	(146)
Total	$3,466	194	(506)	3,227	186	(503)

Weighted-Average Assumptions Used to Estimate Projected Benefit Obligation and to Determine Net Periodic Benefit Cost	Table 21.5 presents the weighted-average assumptions used to estimate the projected benefit obligation.
Table 21.5: Weighted-Average Assumptions Used to Estimate Projected Benefit Obligation

	December 31, 2020			December 31, 2019
	Pension benefits			Pension benefits
	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Discount rate	2.46%	2.15	2.31	3.21	3.03	3.10
Interest crediting rate	2.66	0.87	N/A	2.70	1.35	N/A
Table 21.6 presents the weighted-average assumptions used to determine the net periodic benefit cost.

Table 21.6: Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost

	December 31, 2020			December 31, 2019			December 31, 2018
	Pension benefits			Pension benefits			Pension benefits
	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Discount rate (1)	2.95%	3.12	3.10	4.30	4.10	4.24	3.65	3.65	3.54
Interest crediting rate (1)	2.68	1.46	N/A	3.22	2.05	N/A	2.74	1.68	N/A
Expected return on plan assets	5.74	N/A	4.00	6.24	N/A	5.75	6.24	N/A	5.75
(1)Includes the impact of interim re-measurements as applicable.

Projected Benefit Payments
Future benefits that we expect to pay under the pension and other benefit plans are presented in Table 21.7.

Table 21.7: Projected Benefit Payments

	Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits
Year ended December 31,
2021	$763	47	39
2022	806	45	38
2023	732	43	36
2024	710	42	35
2025	716	40	34
2026-2030	3,397	173	146

Pension and Other Benefits Plan Assets	Table 21.8 presents the classification of the fair value of the pension plan and other benefit plan assets in the fair value hierarchy. See Note 17 (Fair Values of Assets and Liabilities) for a description of the fair value hierarchy.
Table 21.8: Pension and Other Benefit Plan Assets

	Carrying value at year end
	Pension plan assets				Other benefits plan assets
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
December 31, 2020
Cash and cash equivalents	$68	154	—	222	46	145	—	191
Long duration fixed income (1)	1,032	6,092	—	7,124	—	—	—	—
Intermediate (core) fixed income (2)	—	333	—	333	—	186	—	186
High-yield fixed income	—	232	—	232	—	—	—	—
International fixed income	—	136	—	136	—	—	—	—
Domestic large-cap stocks (3)	647	242	—	889	—	74	—	74
Domestic mid-cap stocks	216	121	—	337	—	20	—	20
Domestic small-cap stocks	212	10	—	222	—	12	—	12
Global stocks (4)	—	417	—	417	—	—	—	—
International stocks (5)	260	440	1	701	12	25	—	37
Emerging market stocks	51	216	—	267	—	—	—	—
Real estate	133	44	2	179	—	—	—	—
Hedge funds/absolute return	73	77	—	150	—	—	—	—
Other	174	65	9	248	5	—	24	29
Plan investments – excluding investments at NAV	$2,866	8,579	12	11,457	63	462	24	549
Investments at NAV (6)				572				—
Net receivables				32				—
Total plan assets				$12,061				549
December 31, 2019
Cash and cash equivalents	$3	287	—	290	53	145	—	198
Long duration fixed income (1)	821	5,259	—	6,080	—	—	—	—
Intermediate (core) fixed income (2)	—	167	—	167	—	177	—	177
High-yield fixed income	—	217	—	217	—	—	—	—
International fixed income	33	97	—	130	—	—	—	—
Domestic large-cap stocks (3)	700	290	—	990	—	73	—	73
Domestic mid-cap stocks	210	113	—	323	—	19	—	19
Domestic small-cap stocks	201	9	—	210	—	11	—	11
Global stocks (4)	92	374	—	466	—	—	—	—
International stocks (5)	567	120	—	687	12	22	—	34
Emerging market stocks	—	249	—	249	—	—	—	—
Real estate	141	35	7	183	—	—	—	—
Hedge funds/absolute return	68	50	—	118	—	—	—	—
Other	57	48	9	114	4	—	24	28
Plan investments – excluding investments at NAV	$2,893	7,315	16	10,224	69	447	24	540
Investments at NAV (6)				478				—
Net receivables				61				—
Total plan assets				$10,763				540
(1)This category includes a diversified mix of assets, which are being managed in accordance with a duration target of approximately 12 years and 10 years, for December 31, 2020 and 2019, respectively, and an emphasis on corporate credit bonds combined with investments in U.S. Treasury securities and other U.S. agency and non-agency bonds.
(2)This category includes assets that are intermediate duration, investment grade bonds held in investment strategies benchmarked to the Bloomberg Barclays Capital U.S. Aggregate Bond Index, including U.S. Treasury securities, agency and non-agency asset-backed bonds and corporate bonds.
(3)This category covers a broad range of investment styles, including active, enhanced index and passive approaches, as well as style characteristics of value, core and growth emphasized strategies. Assets in this category are currently diversified across eight unique investment strategies with no single investment manager strategy representing more than 2.0% of total plan assets.
(4)This category consists of five unique investment strategies providing exposure to broadly diversified, global equity investments with no single strategy representing more than 1.5% of total Plan assets.
(5)This category includes assets diversified across five and four unique investment strategies for December 31, 2020 and 2019, respectively, providing exposure to companies in developed market, non-U.S. countries with no single strategy representing more than 2.5% of total plan assets in both years.
(6)Consists of certain investments that are measured at fair value using NAV per share (or its equivalent) as a practical expedient and are excluded from the fair value hierarchy.

Fair Value Level 3 Pension and Other Benefit Plan Assets
Table 21.9 presents the changes in Level 3 pension plan and other benefit plan assets measured at fair value.

Table 21.9: Fair Value Level 3 Pension and Other Benefit Plan Assets

	Balance beginning of year	Gains (losses) (1)	Purchases, sales and settlements (net)	Transfer into/(out of) Level 3	Balance end of year
(in millions)
Year ended December 31, 2020
Pension plan assets	$16	(1)	(4)	1	12
Other benefits plan assets	24	—	—	—	24
Year ended December 31, 2019
Pension plan assets	22	4	(10)	—	16
Other benefits plan assets	24	—	—	—	24
(1)Represents unrealized and realized gains (losses). All unrealized gains (losses) relate to instruments held at period end.